Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000830744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

MTB Money Market Fund
MTB MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Money Market Fund	Class A	Class A2	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none	none	none
Redemption Fee	none	none	none	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Money Market Fund	Class A	Class A2	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.25%	none	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.35%	0.10%	0.35%
Total Annual Fund Operating Expenses	0.75%	1.00%	0.75%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	77	240	417	930
Class A2	102	318	552	1,224
Class I	77	240	417	930
Class I2	77	240	417	930
Class S	102	318	552	1,224

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Money Market Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	0.01%	2.23%	1.96%
Class A2	0.01%	2.34%		1.90%	[1]	Sep 4, 2001
Class I	0.04%	2.40%		2.19%	[1]	Aug 18, 2003
Class I2	0.04%	2.34%		2.12%	[1]	Aug 18, 2003
Class S	0.01%	2.07%	1.77%
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%
[1]	Class A2 Shares commenced operations on September 4, 2001, Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Annual Return 2001	rr_AnnualReturn2001	3.71%
Annual Return 2002	rr_AnnualReturn2002	1.14%
Annual Return 2003	rr_AnnualReturn2003	0.50%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Money Market Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,224
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	1.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
MTB Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	2.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Money Market Fund | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	2.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,224
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB Money Market Fund | iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Money Market Fund | iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Life of Fund	rr_AverageAnnualReturnSinceInception

[1]	Class A2 Shares commenced operations on September 4, 2001, Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

MTB Prime Money Market Fund
MTB PRIME MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Corporate Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees -	MTB Prime Money Market Fund Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	MTB Prime Money Market Fund Corporate
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund's Corporate Shares with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Corporate Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Prime Money Market Fund Corporate	103	321	557	1,234

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Corporate Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market index, the iMoneyNet, Inc. First Tier Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Corporate Shares Performance Over 10 Years

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.01% 3/31/2010
The Fund's Corporate Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.02%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Prime Money Market Fund	1 Year	5 Years	10 Years
Corporate	0.05%	2.42%	2.19%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Prime Money Market Fund | Corporate
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	1,234
Annual Return 2001	rr_AnnualReturn2001	3.81%
Annual Return 2002	rr_AnnualReturn2002	1.42%
Annual Return 2003	rr_AnnualReturn2003	0.77%
Annual Return 2004	rr_AnnualReturn2004	0.97%
Annual Return 2005	rr_AnnualReturn2005	2.85%
Annual Return 2006	rr_AnnualReturn2006	4.66%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Corporate Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.19%
MTB Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB PRIME MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Corporate Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund's Corporate Shares with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Corporate Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Corporate Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market index, the iMoneyNet, Inc. First Tier Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Corporate Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market index, the iMoneyNet, Inc. First Tier Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Corporate Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 1.28% 3/31/2001 Worst Quarter 0.01% 3/31/2010
		The Fund's Corporate Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.02%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB Prime Money Market Fund | iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.33%

MTB New York Tax-Free Money Market Fund
MTB NEW YORK TAX-FREE MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB New York Tax-Free Money Market Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB New York Tax-Free Money Market Fund	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	0.86%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB New York Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	88	274	476	1,060
Class I	88	274	476	1,060

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB New York Tax-Free Money Market Fund	1 Year	5 Years	10 Years		Life of Fund		Inception Date
Class A	0.01%	1.43%	1.32%
Class I	0.02%	1.60%			1.43%	[1]	Aug 18, 2003
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.38%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.51%	[2]
[1]	Class I Shares commenced operations on August 18, 2003.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB New York Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,060
Annual Return 2001	rr_AnnualReturn2001	2.27%
Annual Return 2002	rr_AnnualReturn2002	0.98%
Annual Return 2003	rr_AnnualReturn2003	0.54%
Annual Return 2004	rr_AnnualReturn2004	0.59%
Annual Return 2005	rr_AnnualReturn2005	1.69%
Annual Return 2006	rr_AnnualReturn2006	2.67%
Annual Return 2007	rr_AnnualReturn2007	2.91%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Tax-Free Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,060
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	1.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB New York Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB NEW YORK TAX-FREE MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB New York Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	1.51%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception

[1]	Class I Shares commenced operations on August 18, 2003.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.

MTB Pennsylvania Tax-Free Money Market Fund
MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Pennsylvania Tax-Free Money Market Fund	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Pennsylvania Tax-Free Money Market Fund	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.25%
Other Expenses	0.76%	0.76%	0.51%
Total Annual Fund Operating Expenses	1.41%	1.16%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Pennsylvania Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	144	447	772	1,691
Class I	118	368	637	1,408
Class I2	118	368	637	1,408

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 7 Years

Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Pennsylvania Tax-Free Money Market Fund	1 Year	5 Years	Life of Fund		Inception Date
Class A	0.01%	1.41%	1.25%	[1]	Aug 25, 2003
Class I	0.02%	1.55%	1.34%	[1]	May 1, 2001
Class I2	0.02%	1.50%	1.30%	[1]	May 11, 2001
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.36%	[2]
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.43%	[2]
[1]	Class A Shares commenced operations on August 25, 2003, Class I Shares commenced operations on May 1, 2001 and Class I2 Shares commenced operations on May 11, 2001.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Pennsylvania Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	447
5 Years	rr_ExpenseExampleYear05	772
10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2004	rr_AnnualReturn2004	0.48%
Annual Return 2005	rr_AnnualReturn2005	1.62%
Annual Return 2006	rr_AnnualReturn2006	2.61%
Annual Return 2007	rr_AnnualReturn2007	2.89%
Annual Return 2008	rr_AnnualReturn2008	1.50%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003
MTB Pennsylvania Tax-Free Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	1,408
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001
MTB Pennsylvania Tax-Free Money Market Fund | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	1,408
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2001
MTB Pennsylvania Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 7 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB Pennsylvania Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.36%	[2]
MTB Pennsylvania Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.43%	[2]

[1]	Class A Shares commenced operations on August 25, 2003, Class I Shares commenced operations on May 1, 2001 and Class I2 Shares commenced operations on May 11, 2001.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.

MTB Tax-Free Money Market Fund
MTB TAX-FREE MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Tax-Free Money Market Fund	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Tax-Free Money Market Fund	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.25%
Other Expenses	0.43%	0.43%	0.18%
Total Annual Fund Operating Expenses	1.08%	0.83%	0.83%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	110	343	595	1,317
Class I	85	265	461	1,025
Class I2	85	265	461	1,025

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk . The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Tax-Free Money Market Fund	1 Year	5 Years	10 Years
Class A	0.01%	1.41%	1.28%
Class I	0.03%	1.69%	1.55%
Class I2	0.03%	1.58%	1.46%
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)	0.03%	1.55%	1.40%
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)	0.05%	1.69%	1.55%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2001	rr_AnnualReturn2001	2.23%
Annual Return 2002	rr_AnnualReturn2002	0.88%
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.66%
Annual Return 2006	rr_AnnualReturn2006	2.60%
Annual Return 2007	rr_AnnualReturn2007	2.88%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.28%
MTB Tax-Free Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.55%
MTB Tax-Free Money Market Fund | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.46%
MTB Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB TAX-FREE MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk . The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	1.40%
MTB Tax-Free Money Market Fund | iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.55%

MTB U.S. Government Money Market Fund
MTB U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB U.S. Government Money Market Fund	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB U.S. Government Money Market Fund	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.25%
Other Expenses	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.98%	0.73%	0.73%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	100	312	542	1,203
Class I	75	234	407	908
Class I2	75	234	407	908

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.00% 6/30/2009
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB U.S. Government Money Market Fund	1 Year	5 Years	10 Years
Class A	0.01%	2.16%	1.93%
Class I	0.01%	2.33%	2.15%
Class I2	0.01%	2.26%	2.08%
iMoneyNet, Inc. Government Retail Average (reflects no deduction for taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deduction for taxes)	0.02%	2.21%	2.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB U.S. Government Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,203
Annual Return 2001	rr_AnnualReturn2001	3.57%
Annual Return 2002	rr_AnnualReturn2002	1.27%
Annual Return 2003	rr_AnnualReturn2003	0.55%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	4.52%
Annual Return 2008	rr_AnnualReturn2008	2.08%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.93%
MTB U.S. Government Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	908
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.15%
MTB U.S. Government Money Market Fund | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	908
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	2.08%
MTB U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares and Class I2 Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 1.28% 3/31/2001 Worst Quarter 0.00% 6/30/2009
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB U.S. Government Money Market Fund | iMoneyNet, Inc. Government Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	1.86%
MTB U.S. Government Money Market Fund | iMoneyNet, Inc. Government Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	2.06%

MTB U.S. Treasury Money Market Fund
MTB U.S. TREASURY MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares, Class I2 Shares and Class S Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB U.S. Treasury Money Market Fund	Class A	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none	none
Redemption Fee	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB U.S. Treasury Money Market Fund	Class A	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	none	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.09%	0.34%
Total Annual Fund Operating Expenses	0.74%	0.74%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	76	237	412	919
Class I	76	237	412	919
Class I2	76	237	412	919
Class S	101	315	547	1,213

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 1.26% 3/31/2001 Worst Quarter 0.00% 3/31/2009
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB U.S. Treasury Money Market Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	0.01%	1.89%	1.76%
Class I	0.01%	2.04%		1.86%	[1]	Aug 18, 2003
Class I2	0.01%	1.95%		1.77%	[1]	Aug 18, 2003
Class S	0.01%	1.77%	1.61%
iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for taxes)	0.01%	1.86%	1.81%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	0.02%	2.13%	2.00%
[1]	Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB U.S. Treasury Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	919
Annual Return 2001	rr_AnnualReturn2001	3.61%
Annual Return 2002	rr_AnnualReturn2002	1.13%
Annual Return 2003	rr_AnnualReturn2003	0.50%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	4.10%
Annual Return 2007	rr_AnnualReturn2007	4.20%
Annual Return 2008	rr_AnnualReturn2008	1.21%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	1.76%
MTB U.S. Treasury Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	919
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB U.S. Treasury Money Market Fund | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	919
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB U.S. Treasury Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	1.61%
MTB U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB U.S. TREASURY MONEY MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class I Shares, Class I2 Shares and Class S Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 1.26% 3/31/2001 Worst Quarter 0.00% 3/31/2009
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB U.S. Treasury Money Market Fund | iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	1.81%
MTB U.S. Treasury Money Market Fund | iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	2.00%

[1]	Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

MTB Income Fund
MTB INCOME FUND SUMMARY
Investment Goal
The Fund seeks to provide current income
and secondarily, capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Income Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Income Fund		Class A	Class I
Management Fee		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Total Annual Fund Operating Expenses		1.28%	1.03%
Fee Waivers and/or Expense Reimbursements	[1]	0.27%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.01%	0.66%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.01% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	811	1,094	1,900
Class I	67	291	532	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk.Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk.When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk.The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index ("BCAB") and the Fund's secondary index, the Lipper Corporate A-Rated Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 4.99% 9/30/2009
Worst Quarter (2.83)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.86%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Income Fund	1 Year	5 Years	10 Years
Class A	2.67%	4.08%	4.43%
Class A Return After Taxes on Distributions	0.79%	2.41%	2.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.72%	2.49%	2.77%
Class I	7.86%	5.27%	5.11%
BCAB (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Lipper Corporate A-Rated Debt Funds Average (reflects no deduction for taxes)	7.51%	4.78%	5.24%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,094
10 Years	rr_ExpenseExampleYear10	1,900
Annual Return 2001	rr_AnnualReturn2001	7.10%
Annual Return 2002	rr_AnnualReturn2002	8.57%
Annual Return 2003	rr_AnnualReturn2003	2.98%
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	1.55%
Annual Return 2006	rr_AnnualReturn2006	3.58%
Annual Return 2007	rr_AnnualReturn2007	4.83%
Annual Return 2008	rr_AnnualReturn2008	(0.38%)
Annual Return 2009	rr_AnnualReturn2009	10.06%
Annual Return 2010	rr_AnnualReturn2010	7.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.83%)
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.43%
MTB Income Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.72%
MTB Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.77%
MTB Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	532
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	5.11%
MTB Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk.Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk.When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk.The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index ("BCAB") and the Fund's secondary index, the Lipper Corporate A-Rated Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index ("BCAB") and the Fund's secondary index, the Lipper Corporate A-Rated Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 4.99% 9/30/2009
Worst Quarter (2.83)% 6/30/2004
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.86%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Income Fund | BCAB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
MTB Income Fund | Lipper Corporate A-Rated Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	5.24%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.01% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

MTB Intermediate-Term Bond Fund
MTB INTERMEDIATE-TERM BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income
and secondarily, capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Intermediate-Term Bond Fund (USD $)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none		none
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none		none
Redemption Fee	none	none		none
Exchange Fee	none	none		none
[1]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Intermediate-Term Bond Fund		Class A	Class C	Class I
Management Fee		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses		1.43%	2.18%	1.18%
Fee Waivers and/or Expense Reimbursements	[1]	0.42%	0.44%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.01%	1.74%	0.66%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 1.01%, 1.74% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Intermediate-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	843	1,159	2,051
Class C	277	640	1,129	2,478
Class I	67	322	597	1,383

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Intermediate-Term Bond Fund Class C	177	640	1,129	2,478

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's portfolio will vary within a range of three to five years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between one to five years.

In selecting securities for the Fund, the Advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital Intermediate Government/Credit Bond Index ("BCIGC") and the Fund's secondary index, the Lipper Short-Intermediate Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 7 Years

Best Quarter 3.80% 9/30/2009 Worst Quarter (2.45)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.10%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Intermediate-Term Bond Fund	1 Year		5 Years		10 Years	Life of Fund		Inception Date
Class A	0.99%		4.90%			4.31%	[1]	Aug 18, 2003
Class A Return After Taxes on Distributions	(0.56%)		3.35%			2.73%	[1]	Aug 18, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.63%		3.26%			2.74%	[1]	Aug 18, 2003
Class C		[1]		[1]		2.32%	[2]	Mar 31, 2010
Class I	6.12%		6.09%		5.53%
BCIGC (reflects no deduction for fees, expenses or taxes)	5.89%		5.53%		5.51%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	5.49%		4.55%		4.45%
[1]	Class A Shares commenced operations on August 18, 2003.
[2]	The total return for Class C Shares represents the cumulative performance for the period March 31, 2010 (commencement of operations) through December 31, 2010.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Intermediate-Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,051
Annual Return 2004	rr_AnnualReturn2004	3.00%
Annual Return 2005	rr_AnnualReturn2005	1.62%
Annual Return 2006	rr_AnnualReturn2006	3.64%
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	4.20%
Annual Return 2009	rr_AnnualReturn2009	10.31%
Annual Return 2010	rr_AnnualReturn2010	5.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	4.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Intermediate-Term Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.56%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Intermediate-Term Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Intermediate-Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.32%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
MTB Intermediate-Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	1,383
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.53%
MTB Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB INTERMEDIATE-TERM BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 485% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	485.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's portfolio will vary within a range of three to five years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between one to five years.

In selecting securities for the Fund, the Advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital Intermediate Government/Credit Bond Index ("BCIGC") and the Fund's secondary index, the Lipper Short-Intermediate Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares and by showing how the Fund's average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital Intermediate Government/Credit Bond Index ("BCIGC") and the Fund's secondary index, the Lipper Short-Intermediate Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 7 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 3.80% 9/30/2009 Worst Quarter (2.45)% 6/30/2004
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Intermediate-Term Bond Fund | BCIGC (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
MTB Intermediate-Term Bond Fund | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.45%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 1.01%, 1.74% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class A Shares commenced operations on August 18, 2003.
[3]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").
[4]	The total return for Class C Shares represents the cumulative performance for the period March 31, 2010 (commencement of operations) through December 31, 2010.

MTB Maryland Muncipal Bond Fund
MTB MARYLAND MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Maryland Muncipal Bond Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Maryland Muncipal Bond Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Total Annual Fund Operating Expenses		1.38%	1.13%
Fee Waivers and/or Expense Reimbursements	[1]	0.43%	0.46%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.95%	0.67%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.95% and 0.67%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Maryland Muncipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	543	828	1,133	1,999
Class I	68	313	578	1,334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

 Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 6.58% 9/30/2009 Worst Quarter (3.50)% 12/31/2008
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.92%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Maryland Muncipal Bond Fund	1 Year	5 Years	10 Years
Class A	(2.64%)	2.34%	3.48%
Class A Return After Taxes on Distributions	(2.64%)	2.32%	3.46%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.46%)	2.56%	3.54%
Class I	2.26%	3.42%	4.12%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Maryland Muncipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	543
3 Years	rr_ExpenseExampleYear03	828
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,999
Annual Return 2001	rr_AnnualReturn2001	4.49%
Annual Return 2002	rr_AnnualReturn2002	8.34%
Annual Return 2003	rr_AnnualReturn2003	4.54%
Annual Return 2004	rr_AnnualReturn2004	3.46%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	3.63%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(4.98%)
Annual Return 2009	rr_AnnualReturn2009	15.01%
Annual Return 2010	rr_AnnualReturn2010	1.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.50%)
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.48%
MTB Maryland Muncipal Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.46%
MTB Maryland Muncipal Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.54%
MTB Maryland Muncipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,334
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	4.12%
MTB Maryland Muncipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB MARYLAND MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

 Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 6.58% 9/30/2009 Worst Quarter (3.50)% 12/31/2008
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.92%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Maryland Muncipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Maryland Muncipal Bond Fund | BC7MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Maryland Muncipal Bond Fund | Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.70%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.95% and 0.67%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

MTB New York Municipal Bond Fund
MTB NEW YORK MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB New York Municipal Bond Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB New York Municipal Bond Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.40%	1.15%
Fee Waivers and/or Expense Reimbursements	[1]	0.56%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.84%	0.59%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.84% and 0.59%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB New York Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	532	821	1,131	2,008
Class I	60	309	578	1,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

New York Investment Risk.The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital New York Tax-Exempt Index ("BCNYTE") and the Fund's secondary index, the Lipper New York Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 5.66% 9/30/2009 Worst Quarter (3.44)% 12/31/2010
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.32%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB New York Municipal Bond Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	(2.88%)	1.80%	3.14%
Class A Return After Taxes on Distributions	(2.88%)	1.80%	3.12%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.68%)	2.07%	3.22%
Class I	2.01%	2.91%		3.44%	[1]	Aug 18, 2003
BCNYTE (reflects no deduction for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.68%	3.21%	3.74%
[1]	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB New York Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	532
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	2,008
Annual Return 2001	rr_AnnualReturn2001	3.68%
Annual Return 2002	rr_AnnualReturn2002	8.71%
Annual Return 2003	rr_AnnualReturn2003	4.54%
Annual Return 2004	rr_AnnualReturn2004	3.29%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	2.59%
Annual Return 2008	rr_AnnualReturn2008	(4.69%)
Annual Return 2009	rr_AnnualReturn2009	10.68%
Annual Return 2010	rr_AnnualReturn2010	1.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.44%)
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Municipal Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Municipal Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,347
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	3.44%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB NEW YORK MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

New York Investment Risk.The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of Non-Diversification.The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital New York Tax-Exempt Index ("BCNYTE") and the Fund's secondary index, the Lipper New York Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital New York Tax-Exempt Index ("BCNYTE") and the Fund's secondary index, the Lipper New York Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 5.66% 9/30/2009 Worst Quarter (3.44)% 12/31/2010
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.32%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB New York Municipal Bond Fund | BCNYTE (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.44%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB New York Municipal Bond Fund | Lipper New York Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Life of Fund	rr_AverageAnnualReturnSinceInception

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.84% and 0.59%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class I Shares commenced operations on August 18, 2003.

MTB Pennsylvania Municipal Bond Fund
MTB PENNSYLVANIA MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Pennsylvania Municipal Bond Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Pennsylvania Municipal Bond Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.40%	1.15%
Fee Waivers and/or Expense Reimbursements	[1]	0.45%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.95%	0.70%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.95% and 0.70%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Pennsylvania Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	543	832	1,141	2,017
Class I	72	321	590	1,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk.The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk.Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Funds secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 5.06% 9/30/2009 Worst Quarter (3.18)% 12/31/2010
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.41%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Pennsylvania Municipal Bond Fund	1 Year	5 Years	10 Years
Class A	(2.34%)	2.35%	3.38%
Class A Return After Taxes on Distributions	(2.34%)	2.35%	3.38%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.36%)	2.53%	3.42%
Class I	2.41%	3.42%	3.97%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Pennsylvania Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	543
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2001	rr_AnnualReturn2001	4.90%
Annual Return 2002	rr_AnnualReturn2002	8.91%
Annual Return 2003	rr_AnnualReturn2003	4.49%
Annual Return 2004	rr_AnnualReturn2004	2.45%
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	3.54%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(1.64%)
Annual Return 2009	rr_AnnualReturn2009	9.63%
Annual Return 2010	rr_AnnualReturn2010	2.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.38%
MTB Pennsylvania Municipal Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.38%
MTB Pennsylvania Municipal Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	3.42%
MTB Pennsylvania Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,357
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.97%
MTB Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB PENNSYLVANIA MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk.The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk.Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Funds secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Funds secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB") and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 5.06% 9/30/2009 Worst Quarter (3.18)% 12/31/2010
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Pennsylvania Municipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Pennsylvania Municipal Bond Fund | BC7MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Pennsylvania Municipal Bond Fund | Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.70%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.95% and 0.70%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

MTB Short Duration Government Bond Fund
MTB SHORT DURATION GOVERNMENT BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income
and secondarily, preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Short Duration Government Bond Fund (USD $)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	none		none
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none		none
Redemption Fee	none	none		none
Exchange Fee	none	none		none
[1]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Short Duration Government Bond Fund		Class A	Class C	Class I
Management Fee		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.11%
Fee Waivers and/or Expense Reimbursements	[1]	0.47%	0.45%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	1.66%	0.64%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 0.89%, 1.66% and 0.64%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Short Duration Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	264	553	863	1,742
Class C	269	618	1,093	2,406
Class I	65	306	565	1,308

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Short Duration Government Bond Fund Class C	169	618	1,093	2,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 255% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities ("ARMs") and collateralized mortgage obligations ("CMOs") are included within the definition of "U.S. government securities." The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation ("FICO").

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government Bond Index ("BC1-3GB") and the Fund's secondary index, the Lipper Short U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 7 Years

Best Quarter 2.00% 12/31/2008 Worst Quarter (1.14)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.11%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Short Duration Government Bond Fund	1 Year		5 Years		10 Years	Life of Fund		Inception Date
Class A	0.22%		3.62%			2.96%	[1]	Aug 18, 2003
Class A Return After Taxes on Distributions	(0.70%)		2.43%			1.88%	[1]	Aug 18, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.14%		2.39%			1.89%	[1]	Aug 18, 2003
Class C		[1]		[1]		(0.27%)	[2]	Apr 9, 2010
Class I	2.27%		4.22%		3.81%
BCI-3GB (reflects no deduction for fees, expenses or taxes)	2.40%		4.32%		4.07%
Lipper Short U.S. Government Funds Average (reflects no deduction for taxes)	2.88%		3.69%		3.44%
[1]	Class A Shares commenced operations on August 18, 2003.
[2]	The total return for Class C Shares represents the cumulative performance for the period April 09, 2010 (commencement of operations) through December 31, 2010.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Short Duration Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,742
Annual Return 2004	rr_AnnualReturn2004	1.08%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	3.69%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	4.85%
Annual Return 2009	rr_AnnualReturn2009	3.59%
Annual Return 2010	rr_AnnualReturn2010	2.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Short Duration Government Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Short Duration Government Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Short Duration Government Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,406
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,406
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.27%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 9, 2010
MTB Short Duration Government Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,308
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.81%
MTB Short Duration Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB SHORT DURATION GOVERNMENT BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 255% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	255.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities ("ARMs") and collateralized mortgage obligations ("CMOs") are included within the definition of "U.S. government securities." The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation ("FICO").

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government Bond Index ("BC1-3GB") and the Fund's secondary index, the Lipper Short U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government Bond Index ("BC1-3GB") and the Fund's secondary index, the Lipper Short U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 7 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 2.00% 12/31/2008 Worst Quarter (1.14)% 6/30/2004
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.11%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Short Duration Government Bond Fund | BCI-3GB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.07%
MTB Short Duration Government Bond Fund | Lipper Short U.S. Government Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.44%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 0.89%, 1.66% and 0.64%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class A Shares commenced operations on August 18, 2003.
[3]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").
[4]	The total return for Class C Shares represents the cumulative performance for the period April 09, 2010 (commencement of operations) through December 31, 2010.

MTB Short Term Corporate Bond Fund
MTB SHORT-TERM CORPORATE BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Short Term Corporate Bond Fund (USD $)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	none		none
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none		none
Redemption Fee	none	none		none
Exchange Fee	none	none		none
[1]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Short Term Corporate Bond Fund		Class A	Class C	Class I
Management Fee		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.45%	2.20%	1.20%
Fee Waivers and/or Expense Reimbursements	[1]	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.86%	1.61%	0.61%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 0.86%, 1.61% and 0.61%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Short Term Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	261	568	898	1,831
Class C	264	632	1,127	2,490
Class I	62	322	603	1,403

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Short Term Corporate Bond Fund Class C	164	632	1,127	2,490

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's portfolio will vary within a range of zero to three years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between zero to three years.

In selecting securities for the Fund, the Advisor considers a security's capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government/Credit Bond Index ("BC1-3GCB") and the Fund's secondary index, the Lipper Short Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 7 Years

Best Quarter 2.68% 6/30/2009 Worst Quarter (1.10)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.23%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Short Term Corporate Bond Fund	1 Year		5 Years		10 Years	Life of Fund		Inception Date
Class A	1.00%		3.81%			3.08%	[1]	Aug 25, 2003
Class A Return After Taxes on Distributions	0.31%		2.68%			2.06%	[1]	Aug 25, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.65%		2.58%			2.03%	[1]	Aug 25, 2003
Class C		[1]		[1]		0.47%	[2]	Apr 8, 2010
Class I	3.13%		4.35%		3.71%
BCI-3GCB (reflects no deduction for fees, expenses or taxes)	5.89%		5.53%		5.51%
Lipper Short Investment Grade Debt Funds Average (reflects no taxes)	3.90%		3.61%		3.65%
[1]	Class A Shares commenced operations on August 25, 2003.
[2]	The total return for Class C Shares represents the cumulative performance for the period April 08, 2010 (commencement of operations) through December 31, 2010.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Short Term Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	1,831
Annual Return 2004	rr_AnnualReturn2004	1.29%
Annual Return 2005	rr_AnnualReturn2005	1.59%
Annual Return 2006	rr_AnnualReturn2006	4.12%
Annual Return 2007	rr_AnnualReturn2007	4.63%
Annual Return 2008	rr_AnnualReturn2008	2.08%
Annual Return 2009	rr_AnnualReturn2009	7.28%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	3.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003
MTB Short Term Corporate Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003
MTB Short Term Corporate Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2003
MTB Short Term Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	2,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	632
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,490
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2010
MTB Short Term Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	1,403
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	3.71%
MTB Short Term Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB SHORT-TERM CORPORATE BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's portfolio will vary within a range of zero to three years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between zero to three years.

In selecting securities for the Fund, the Advisor considers a security's capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government/Credit Bond Index ("BC1-3GCB") and the Fund's secondary index, the Lipper Short Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 1-3 Year Government/Credit Bond Index ("BC1-3GCB") and the Fund's secondary index, the Lipper Short Investment Grade Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 7 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2.68% 6/30/2009 Worst Quarter (1.10)% 6/30/2004
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.23%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Short Term Corporate Bond Fund | BCI-3GCB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
MTB Short Term Corporate Bond Fund | Lipper Short Investment Grade Debt Funds Average (reflects no taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.65%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 0.86%, 1.61% and 0.61%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class A Shares commenced operations on August 25, 2003.
[3]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").
[4]	The total return for Class C Shares represents the cumulative performance for the period April 08, 2010 (commencement of operations) through December 31, 2010.

MTB U.S. Government Bond Fund
MTB U.S. GOVERNMENT BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income
and secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB U.S. Government Bond Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB U.S. Government Bond Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.58%	0.58%
Total Annual Fund Operating Expenses		1.53%	1.28%
Fee Waivers and/or Expense Reimbursements	[1]	0.44%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.09%	0.74%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.09% and 0.74%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB U.S. Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	556	870	1,206	2,155
Class I	76	353	651	1,498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage and asset backed securities issued by U.S. government sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year but may invest in debt securities with maturities ranging from overnight to 30 years. When considering the maturity of portfolio securities, the Fund takes into account factors such as: current economic conditions, Fed policy and the shape and slope of the yield curve. Certain mortgage backed securities, including adjustable rate mortgage securities ("ARMs") and collateralized mortgage obligations ("CMOs") are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation ("FICO").

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Government Bond Index ("BCUSGB") and the Fund's secondary index, the Lipper U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 5.16% 12/31/2008 Worst Quarter (2.79)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB U.S. Government Bond Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	(0.15%)	4.04%	4.42%
Class A Return After Taxes on Distributions	(1.36%)	2.58%	2.76%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.10%)	2.58%	2.77%
Class I	4.80%	5.09%		4.49%	[1]	Aug 18, 2003
BCUSGB (reflects no deduction for fees, expenses or taxes)	5.52%	5.45%	5.42%
Lipper U.S. Government Funds Average (reflects no deduction for taxes)	5.92%	4.65%	4.61%
[1]	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB U.S. Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	556
3 Years	rr_ExpenseExampleYear03	870
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	2,155
Annual Return 2001	rr_AnnualReturn2001	7.14%
Annual Return 2002	rr_AnnualReturn2002	9.73%
Annual Return 2003	rr_AnnualReturn2003	2.25%
Annual Return 2004	rr_AnnualReturn2004	3.22%
Annual Return 2005	rr_AnnualReturn2005	1.81%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	6.61%
Annual Return 2008	rr_AnnualReturn2008	7.55%
Annual Return 2009	rr_AnnualReturn2009	2.86%
Annual Return 2010	rr_AnnualReturn2010	4.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	4.42%
MTB U.S. Government Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.76%
MTB U.S. Government Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.77%
MTB U.S. Government Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	651
10 Years	rr_ExpenseExampleYear10	1,498
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	5.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB U.S. Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB U.S. GOVERNMENT BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage and asset backed securities issued by U.S. government sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year but may invest in debt securities with maturities ranging from overnight to 30 years. When considering the maturity of portfolio securities, the Fund takes into account factors such as: current economic conditions, Fed policy and the shape and slope of the yield curve. Certain mortgage backed securities, including adjustable rate mortgage securities ("ARMs") and collateralized mortgage obligations ("CMOs") are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation ("FICO").

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Government Bond Index ("BCUSGB") and the Fund's secondary index, the Lipper U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Government Bond Index ("BCUSGB") and the Fund's secondary index, the Lipper U.S. Government Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 5.16% 12/31/2008 Worst Quarter (2.79)% 6/30/2004
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB U.S. Government Bond Fund | BCUSGB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	5.42%
MTB U.S. Government Bond Fund | Lipper U.S. Government Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.61%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.09% and 0.74%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class I Shares commenced operations on August 18, 2003.

MTB Virginia Municipal Bond Fund
MTB VIRGINIA MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - (USD $)	MTB Virginia Municipal Bond Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MTB Virginia Municipal Bond Fund Class A
Management Fee		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.84%
Total Annual Fund Operating Expenses		1.79%
Fee Waivers and/or Expense Reimbursements	[1]	0.83%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.96%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares will not exceed 0.96%. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Virginia Municipal Bond Fund Class A	544	912	1,303	2,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

Virginia Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB"), the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 4.38% 9/30/2002 Worst Quarter (2.75)% 12/31/2010 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.35%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Virginia Municipal Bond Fund	1 Year	5 Years	10 Years
Class A	(2.55%)	2.39%	3.40%
Class A Return After Taxes on Distributions	(2.55%)	2.32%	3.33%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.56%)	2.55%	3.44%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Virginia Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)	0.71%	2.87%	3.86%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Virginia Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.83%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	544
3 Years	rr_ExpenseExampleYear03	912
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,396
Annual Return 2001	rr_AnnualReturn2001	3.67%
Annual Return 2002	rr_AnnualReturn2002	9.25%
Annual Return 2003	rr_AnnualReturn2003	4.61%
Annual Return 2004	rr_AnnualReturn2004	3.05%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	3.58%
Annual Return 2007	rr_AnnualReturn2007	3.00%
Annual Return 2008	rr_AnnualReturn2008	(0.89%)
Annual Return 2009	rr_AnnualReturn2009	9.17%
Annual Return 2010	rr_AnnualReturn2010	2.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.40%
MTB Virginia Municipal Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.33%
MTB Virginia Municipal Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.56%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.44%
MTB Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB VIRGINIA MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax ("AMT"). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

•

Virginia Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB"), the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index ("BC10MB"), the Fund's secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index ("BC7MB"), the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4.38% 9/30/2002 Worst Quarter (2.75)% 12/31/2010 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Virginia Municipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Virginia Municipal Bond Fund | BC7MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
MTB Virginia Municipal Bond Fund | Lipper Virginia Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	3.86%
MTB Virginia Municipal Bond Fund | Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.70%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares will not exceed 0.96%. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

MTB Strategic Allocation Fund
MTB STRATEGIC ALLOCATION FUND SUMMARY
Investment Goal
The Fund's investment goal is to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Strategic Allocation Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Strategic Allocation Fund		Class A	Class I
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.61%	0.79%
Acquired Fund Fees and Expenses	[1]	0.77%	0.77%
Total Annual Fund Operating Expenses		2.28%	2.21%
Fee Waivers and/or Expense Reimbursements	[2]	0.41%	0.59%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.87%	1.62%
[1]	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.
[2]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Strategic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,185	1,667	2,992
Class I	165	635	1,132	2,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a total return (current income plus capital appreciation) in excess of a traditional 60/40 (equity/fixed income) portfolio over the medium term. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund's investment goal, based upon the Advisor's view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 20%-75% of fund assets to global equity securities;

•	allocating 10%-75% of fund assets to global fixed income securities;

•	allocating 0%-40% of fund assets to non-traditional investments; and

•	allocating 0%-10% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield ("junk"). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and non-traditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Asset Allocation Risk. The Advisor's asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund's investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN's issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies' Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund's volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•

Inflation-Indexed Securities' Risks. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies' products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•

Stock Market Risk. The value of equity securities in the Fund's portfolio (and any Underlying Fund's portfolio) will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds' Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund's assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments. Certain of the risks of the Underlying Funds' investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund's primary broad-based market index, the Standard & Poor's 500 Index, and the Fund's secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, which is used to show how the Fund's performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to a blended benchmark constructed by the Adviser. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth ("Moderate Fund"), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund, did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 15.41% 6/30/2009 Worst Quarter (14.87)% 12/31/2008 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.75%.
Average Annual Total Returns - MTB Strategic Allocation Fund		1 Year		5 Years		10 Years	Life of Fund		Inception Date
Class A		4.66%		1.73%		1.96%
Class A Return After Taxes on Distributions		4.02%		0.74%		1.13%
Class A Return After Taxes on Distributions and Sale of Fund Shares		3.01%		1.11%		1.34%
Class I			[1]		[1]		14.10%	[1]	Jun 11, 2010
S&P 500 (reflects no deductions for fees, expenses or taxes)		15.06%		2.29%		1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%		5.80%		5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	[2]	10.88%		4.32%		4.35%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)		12.78%		3.32%		3.13%
[1]	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.
[2]	33% S&P 500 Index; 3% Russell Midcap Index; 4% Russell 2000 Index; 20% MSCI EAFE (Net) Index; 28% Barclays Capital U.S. Aggregate Bond Index; 7% Citigroup World BIG ex-U.S. Index; and 5% Citigroup 3-Month T-bill.

Past performance (before and after taxes) is no guarantee of future results.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Strategic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,185
5 Years	rr_ExpenseExampleYear05	1,667
10 Years	rr_ExpenseExampleYear10	2,992
Annual Return 2001	rr_AnnualReturn2001	(2.49%)
Annual Return 2002	rr_AnnualReturn2002	(10.77%)
Annual Return 2003	rr_AnnualReturn2003	17.09%
Annual Return 2004	rr_AnnualReturn2004	5.73%
Annual Return 2005	rr_AnnualReturn2005	3.45%
Annual Return 2006	rr_AnnualReturn2006	10.22%
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	(29.29%)
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	10.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.87%)
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	1.96%
MTB Strategic Allocation Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	1.13%
MTB Strategic Allocation Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.34%
MTB Strategic Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	2,500
1 Year	rr_AverageAnnualReturnYear01		[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	14.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 11, 2010
MTB Strategic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB STRATEGIC ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment goal is to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a total return (current income plus capital appreciation) in excess of a traditional 60/40 (equity/fixed income) portfolio over the medium term. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund's investment goal, based upon the Advisor's view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 20%-75% of fund assets to global equity securities;

•	allocating 10%-75% of fund assets to global fixed income securities;

•	allocating 0%-40% of fund assets to non-traditional investments; and

•	allocating 0%-10% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield ("junk"). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and non-traditional investments in connection with economic, financial and other market trends.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Asset Allocation Risk. The Advisor's asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund's investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN's issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies' Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund's volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•

Inflation-Indexed Securities' Risks. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies' products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•

Stock Market Risk. The value of equity securities in the Fund's portfolio (and any Underlying Fund's portfolio) will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds' Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund's assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments. Certain of the risks of the Underlying Funds' investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund's primary broad-based market index, the Standard & Poor's 500 Index, and the Fund's secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, which is used to show how the Fund's performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to a blended benchmark constructed by the Adviser. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth ("Moderate Fund"), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund, did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Standard & Poor's 500 Index, and the Fund's secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, which is used to show how the Fund's performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to a blended benchmark constructed by the Adviser.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.41% 6/30/2009 Worst Quarter (14.87)% 12/31/2008 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.75%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Past performance (before and after taxes) is no guarantee of future results.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Strategic Allocation Fund | S&P 500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
MTB Strategic Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
MTB Strategic Allocation Fund | Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.32%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.35%	[4]
MTB Strategic Allocation Fund | Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.13%

[1]	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.
[2]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[3]	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.
[4]	33% S&P 500 Index; 3% Russell Midcap Index; 4% Russell 2000 Index; 20% MSCI EAFE (Net) Index; 28% Barclays Capital U.S. Aggregate Bond Index; 7% Citigroup World BIG ex-U.S. Index; and 5% Citigroup 3-Month T-bill.

MTB International Equity Fund
MTB INTERNATIONAL EQUITY FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB International Equity Fund (USD $)	Class A	Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB International Equity Fund		Class A	Class I
Management Fee		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.73%	1.48%
Fee Waivers and/or Expense Reimbursements	[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.61%	1.48%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.61% and 1.48%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	1,054	1,426	2,468
Class I	151	468	808	1,769

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, including emerging markets, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East ("MSCI EAFE") Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Assets Management ("LSV") (with respect to the value style portion of the portfolio where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited ("Barings" ) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. ("HGI") (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the MSCI-EAFE Index, and the Fund's secondary indices, the Lipper International Multi-Cap Core Funds Average and the Lipper International Multi-Cap Growth Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 26.57% 6/30/2009 Worst Quarter (22.49)% 12/31/2008 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.02%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB International Equity Fund		1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A		2.66%	0.62%	2.53%
Class A Return After Taxes on Distributions		2.35%	(0.50%)	1.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares		1.73%	0.13%	1.78%
Class I		8.78%	1.85%		7.08%	[1]	Aug 18, 2003
MSCI-EAFE Index (reflects no deductions for fees, expenses or taxes)		7.75%	2.46%	3.50%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)		11.41%	3.58%	5.33%
Lipper International Multi-Cap Growth Funds Average (reflects no deductions for taxes)	[2]	15.14%	4.06%	3.89%
[1]	Class I Shares commenced operations on August 18, 2003.
[2]	As of July 15, 2010, Lipper classifies the MTB International Equity Fund in this average.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	1,054
5 Years	rr_ExpenseExampleYear05	1,426
10 Years	rr_ExpenseExampleYear10	2,468
Annual Return 2001	rr_AnnualReturn2001	(15.35%)
Annual Return 2002	rr_AnnualReturn2002	(11.90%)
Annual Return 2003	rr_AnnualReturn2003	30.84%
Annual Return 2004	rr_AnnualReturn2004	16.38%
Annual Return 2005	rr_AnnualReturn2005	9.63%
Annual Return 2006	rr_AnnualReturn2006	26.32%
Annual Return 2007	rr_AnnualReturn2007	10.62%
Annual Return 2008	rr_AnnualReturn2008	(46.11%)
Annual Return 2009	rr_AnnualReturn2009	33.35%
Annual Return 2010	rr_AnnualReturn2010	8.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	2.53%
MTB International Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	1.52%
MTB International Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	1.78%
MTB International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,769
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, including emerging markets, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East ("MSCI EAFE") Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Assets Management ("LSV") (with respect to the value style portion of the portfolio where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited ("Barings" ) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. ("HGI") (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the MSCI-EAFE Index, and the Fund's secondary indices, the Lipper International Multi-Cap Core Funds Average and the Lipper International Multi-Cap Growth Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the MSCI-EAFE Index, and the Fund's secondary indices, the Lipper International Multi-Cap Core Funds Average and the Lipper International Multi-Cap Growth Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 26.57% 6/30/2009 Worst Quarter (22.49)% 12/31/2008 The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.02%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB International Equity Fund | MSCI-EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
MTB International Equity Fund | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	5.33%
MTB International Equity Fund | Lipper International Multi-Cap Growth Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[3]

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.61% and 1.48%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class I Shares commenced operations on August 18, 2003.
[3]	As of July 15, 2010, Lipper classifies the MTB International Equity Fund in this average.

MTB Large Cap Growth Fund
MTB LARGE CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Large Cap Growth Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Large Cap Growth Fund		Class A	Class I
Management Fee		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.56%	0.56%
Total Annual Fund Operating Expenses		1.66%	1.41%
Fee Waivers and/or Expense Reimbursements	[1]	0.24%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.42%	1.04%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.42% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	1,023	1,381	2,388
Class I	106	410	736	1,659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large companies that have a strong history of earnings growth, are attractively priced (relative to the company's potential for above-average, long-term earnings and revenue growth), have strong balance sheets, have a sustainable competitive advantage and are currently (or have the potential to become) industry leaders.

Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the Russell 1000 Growth Index ranged from  $979 million to  $401 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Growth Index ("Russell 1000 Growth") and the Fund's secondary index, the Lipper Large-Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 17.65% 6/30/2009 Worst Quarter (23.36)% 12/31/2008
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.52%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Large Cap Growth Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	5.83%	1.04%	(1.25%)
Class A Return After Taxes on Distributions	5.81%	0.91%	(1.32%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.79%	0.86%	(1.07%)
Class I	12.55%	2.41%		3.43%	[1]	Aug 18, 2003
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
Lipper Large-Cap Growth Funds Average (reflects no deduction for taxes)	14.80%	2.48%	(0.24%)
[1]	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	1,023
5 Years	rr_ExpenseExampleYear05	1,381
10 Years	rr_ExpenseExampleYear10	2,388
Annual Return 2001	rr_AnnualReturn2001	(12.27%)
Annual Return 2002	rr_AnnualReturn2002	(23.51%)
Annual Return 2003	rr_AnnualReturn2003	17.00%
Annual Return 2004	rr_AnnualReturn2004	5.07%
Annual Return 2005	rr_AnnualReturn2005	1.47%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(39.82%)
Annual Return 2009	rr_AnnualReturn2009	37.96%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	(1.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	(1.32%)
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	(1.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,659
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	3.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB LARGE CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large companies that have a strong history of earnings growth, are attractively priced (relative to the company's potential for above-average, long-term earnings and revenue growth), have strong balance sheets, have a sustainable competitive advantage and are currently (or have the potential to become) industry leaders.

Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the Russell 1000 Growth Index ranged from  $979 million to  $401 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Growth Index ("Russell 1000 Growth") and the Fund's secondary index, the Lipper Large-Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Growth Index ("Russell 1000 Growth") and the Fund's secondary index, the Lipper Large-Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 17.65% 6/30/2009 Worst Quarter (23.36)% 12/31/2008
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.52%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Large Cap Growth Fund | Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Growth Fund | Lipper Large-Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.24%)
Life of Fund	rr_AverageAnnualReturnSinceInception

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.42% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class I Shares commenced operations on August 18, 2003.

MTB Large Cap Value Fund
MTB LARGE CAP VALUE FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation
and secondarily, current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Large Cap Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Large Cap Value Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.43%	1.18%
Fee Waivers and/or Expense Reimbursements	[1]	0.11%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.32%	1.04%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.32% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	968	1,279	2,160
Class I	106	361	636	1,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. and foreign companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index or the Russell 1000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the S&P 500 Index ranged from  $1.65 billion to  $401 billion, and the market capitalization of companies in the Russell 1000 Index ranged from  $661 million to  $393 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Value Index ("Russell 1000 Value") and the Fund's secondary indices, the Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 19.35% 6/30/2003 Worst Quarter (21.47)% 9/30/2002
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.42%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Large Cap Value Fund		1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A		8.66%	0.42%	1.59%
Class A Return After Taxes on Distributions		8.53%	(0.37%)	0.88%
Class A Return After Taxes on Distributions and Sale of Fund Shares		5.62%	0.10%	1.08%
Class I		15.36%	1.61%		5.56%	[1]	Aug 18, 2003
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%
Lipper Large-Cap Value Funds Average (reflects no deduction for taxes)		12.96%	0.88%	2.61%
Lipper Large-Cap Core Funds Average (reflects no deduction for taxes)	[2]	12.94%	1.93%	1.34%
[1]	Class I Shares, commenced operations on August 18, 2003.
[2]	As of July 15, 2010, Lipper Classifies the MTB Large Cap Value Fund in this Average.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	968
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	2,160
Annual Return 2001	rr_AnnualReturn2001	(5.50%)
Annual Return 2002	rr_AnnualReturn2002	(24.97%)
Annual Return 2003	rr_AnnualReturn2003	34.18%
Annual Return 2004	rr_AnnualReturn2004	9.20%
Annual Return 2005	rr_AnnualReturn2005	10.34%
Annual Return 2006	rr_AnnualReturn2006	17.56%
Annual Return 2007	rr_AnnualReturn2007	2.33%
Annual Return 2008	rr_AnnualReturn2008	(38.39%)
Annual Return 2009	rr_AnnualReturn2009	26.80%
Annual Return 2010	rr_AnnualReturn2010	15.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	1.59%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	0.88%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Value Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,421
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2003
MTB Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB LARGE CAP VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. and foreign companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index or the Russell 1000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the S&P 500 Index ranged from  $1.65 billion to  $401 billion, and the market capitalization of companies in the Russell 1000 Index ranged from  $661 million to  $393 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Value Index ("Russell 1000 Value") and the Fund's secondary indices, the Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Russell 1000 Value Index ("Russell 1000 Value") and the Fund's secondary indices, the Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average which show how the Fund's performance compares with the returns of indexes of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 19.35% 6/30/2003 Worst Quarter (21.47)% 9/30/2002
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.42%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Large Cap Value Fund | Russell 1000 Value (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Value Fund | Lipper Large-Cap Value Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.96%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Life of Fund	rr_AverageAnnualReturnSinceInception
MTB Large Cap Value Fund | Lipper Large-Cap Core Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.93%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.34%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception		[3]

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.32% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	Class I Shares, commenced operations on August 18, 2003.
[3]	As of July 15, 2010, Lipper Classifies the MTB Large Cap Value Fund in this Average.

MTB Mid Cap Growth Fund
MTB MID CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Mid Cap Growth Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Mid Cap Growth Fund		Class A	Class I
Management Fee		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.52%	0.52%
Total Annual Fund Operating Expenses		1.62%	1.37%
Fee Waivers and/or Expense Reimbursements	[1]	0.38%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.24%	1.08%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.24% and 1.08%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	998	1,349	2,337
Class I	110	405	722	1,621

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund's Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth.

Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from  $979 million to  $18 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell Mid Cap Growth Index ("Russell Mid Cap Growth"), and the Fund's secondary index, the Lipper Mid Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 20.95% 6/30/2009
Worst Quarter (27.21)% 12/31/2008
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 10.38%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Mid Cap Growth Fund	1 Year	5 Years	10 Years
Class A	22.01%	5.29%	4.90%
Class A Return After Taxes on Distributions	22.01%	4.08%	4.10%
Class A Return After Taxes on Distributions and Sale of Fund Shares	14.30%	4.20%	4.05%
Class I	29.48%	6.64%	5.64%
Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%
Lipper Mid Cap Growth Funds Average (reflects no deduction for taxes)	25.87%	4.67%	3.01%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,337
Annual Return 2001	rr_AnnualReturn2001	(6.99%)
Annual Return 2002	rr_AnnualReturn2002	(21.11%)
Annual Return 2003	rr_AnnualReturn2003	33.87%
Annual Return 2004	rr_AnnualReturn2004	17.88%
Annual Return 2005	rr_AnnualReturn2005	7.65%
Annual Return 2006	rr_AnnualReturn2006	6.18%
Annual Return 2007	rr_AnnualReturn2007	17.85%
Annual Return 2008	rr_AnnualReturn2008	(43.20%)
Annual Return 2009	rr_AnnualReturn2009	49.13%
Annual Return 2010	rr_AnnualReturn2010	29.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class��A Shares total return for the six-month period from January��1, 2011 to June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.21%)
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	4.90%
MTB Mid Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.10%
MTB Mid Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.05%
MTB Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	722
10 Years	rr_ExpenseExampleYear10	1,621
1 Year	rr_AverageAnnualReturnYear01	29.48%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	5.64%
MTB Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB MID CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund's Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth.

Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from  $979 million to  $18 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell Mid Cap Growth Index ("Russell Mid Cap Growth"), and the Fund's secondary index, the Lipper Mid Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Russell Mid Cap Growth Index ("Russell Mid Cap Growth"), and the Fund's secondary index, the Lipper Mid Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 20.95% 6/30/2009
Worst Quarter (27.21)% 12/31/2008
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 10.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Mid Cap Growth Fund | Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
MTB Mid Cap Growth Fund | Lipper Mid Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.01%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.24% and 1.08%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

MTB Small Cap Growth Fund
MTB SMALL CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Small Cap Growth Fund (USD $)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none		none
Redemption Fee	none	none		none
Exchange Fee	none	none		none
[1]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Small Cap Growth Fund		Class A	Class C	Class I
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.67%	2.17%	1.42%
Fee Waivers and/or Expense Reimbursements	[1]	0.20%	0.65%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.47%	1.52%	1.25%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 1.47%, 1.52% and 1.25%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	1,029	1,389	2,401
Class C	255	617	1,106	2,454
Class I	127	432	760	1,688

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Small Cap Growth Fund Class C	155	617	1,106	2,454

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price.

Small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the S&P SmallCap 600 Index ranged from  $40 million to  $4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from  $56 million to  $3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 2000 Growth Index ("Russell 2000 Growth") and the Fund's secondary index, the Lipper Small Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 25.45% 6/30/2003 Worst Quarter (28.11)% 12/31/2008
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 8.49%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Small Cap Growth Fund	1 Year	5 Years	10 Years
Class A	18.68%	3.63%	2.80%
Class A Return After Taxes on Distributions	18.68%	1.62%	1.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.14%	2.06%	1.73%
Class C	24.63%	4.88%	3.06%
Class I	25.80%	4.93%	3.51%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
Lipper Small Cap Growth Funds Average (reflects no deduction for taxes)	27.62%	4.21%	3.47%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
MTB Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	1,029
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,401
Annual Return 2001	rr_AnnualReturn2001	(5.90%)
Annual Return 2002	rr_AnnualReturn2002	(27.86%)
Annual Return 2003	rr_AnnualReturn2003	53.76%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	20.72%
Annual Return 2007	rr_AnnualReturn2007	11.93%
Annual Return 2008	rr_AnnualReturn2008	(45.59%)
Annual Return 2009	rr_AnnualReturn2009	36.95%
Annual Return 2010	rr_AnnualReturn2010	25.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.11%)
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	2.80%
MTB Small Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.51%
MTB Small Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	1.73%
MTB Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	617
5 Years	rr_ExpenseExampleYear05	1,106
10 Years	rr_ExpenseExampleYear10	2,454
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	617
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,454
1 Year	rr_AverageAnnualReturnYear01	24.63%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.06%
MTB Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	25.80%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	3.51%
MTB Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price.

Small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the S&P SmallCap 600 Index ranged from  $40 million to  $4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from  $56 million to  $3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 2000 Growth Index ("Russell 2000 Growth") and the Fund's secondary index, the Lipper Small Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Russell 2000 Growth Index ("Russell 2000 Growth") and the Fund's secondary index, the Lipper Small Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 25.45% 6/30/2003 Worst Quarter (28.11)% 12/31/2008
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 8.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Small Cap Growth Fund | Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
MTB Small Cap Growth Fund | Lipper Small Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.47%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 1.47%, 1.52% and 1.25%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011